Operating assets and liabilities - Retirement benefit obligations - Retirement Benefit Obligations (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	kr 151	kr 73	kr 165
Net retirement benefit obligations at the end of the year	1,334	1,256
Net remeasurement gain (loss) primarily related to changes in financial assumptions	(187)	87
Partly funded
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	1,845	1,841
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	663	647
Retirement benefit obligations
Disclosure of defined benefit plans [line items]
Net retirement benefit obligations at the end of the year	2,508	2,488
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Net retirement benefit obligations at the end of the year	kr 1,174	kr 1,232